Note 4 - Loans (Details) - Loan Portfolio by Credit Quality Indicator - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consumer and Other
Loans receivable	$ 758,635,595	$ 746,093,809	$ 751,218,462
Pass [Member]
Consumer and Other
Loans receivable	700,095,542	686,071,625
Special Mention [Member]
Consumer and Other
Loans receivable	26,142,883	27,139,338
Substandard [Member]
Consumer and Other
Loans receivable	32,397,170	32,882,846
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Consumer and Other
Loans receivable	47,781,689	50,960,265	48,107,448
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Consumer and Other
Loans receivable	44,273,407	46,230,110
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	1,927,198	2,905,361
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Consumer and Other
Loans receivable	1,581,084	1,824,794
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Consumer and Other
Loans receivable	19,193,497	16,689,444	10,665,938
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Pass [Member]
Consumer and Other
Loans receivable	18,970,328	16,504,404
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	17,843	27,101
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Substandard [Member]
Consumer and Other
Loans receivable	205,326	157,939
Real Estate Portfolio Segment [Member] | Commercial [Member]
Consumer and Other
Loans receivable	346,262,033	332,230,847	341,783,538
Real Estate Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Consumer and Other
Loans receivable	320,566,237	309,828,039
Real Estate Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	13,652,416	11,220,166
Real Estate Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Consumer and Other
Loans receivable	12,043,380	11,182,642
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Consumer and Other
Loans receivable	40,106,633	51,258,970	52,738,783
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Pass [Member]
Consumer and Other
Loans receivable	36,516,165	45,063,306
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	912,295	1,740,488
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Substandard [Member]
Consumer and Other
Loans receivable	2,678,173	4,455,176
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Consumer and Other
Loans receivable	9,413,263	11,220,683	6,549,260
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Pass [Member]
Consumer and Other
Loans receivable	9,413,263	11,220,683
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	0	0
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Substandard [Member]
Consumer and Other
Loans receivable	0	0
Real Estate Portfolio Segment [Member] | Residential [Member]
Consumer and Other
Loans receivable	197,002,419	203,752,620	206,257,927
Real Estate Portfolio Segment [Member] | Residential [Member] | Pass [Member]
Consumer and Other
Loans receivable	177,054,188	180,549,640
Real Estate Portfolio Segment [Member] | Residential [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	8,545,942	10,582,704
Real Estate Portfolio Segment [Member] | Residential [Member] | Substandard [Member]
Consumer and Other
Loans receivable	11,402,289	12,620,276
Real Estate Portfolio Segment [Member] | Farmland [Member]
Consumer and Other
Loans receivable	61,779,859	49,950,984	47,034,426
Real Estate Portfolio Segment [Member] | Farmland [Member] | Pass [Member]
Consumer and Other
Loans receivable	56,798,365	47,548,106
Real Estate Portfolio Segment [Member] | Farmland [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	929,814	414,521
Real Estate Portfolio Segment [Member] | Farmland [Member] | Substandard [Member]
Consumer and Other
Loans receivable	4,051,680	1,988,357
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Consumer and Other
Loans receivable	20,605,465	22,820,314	25,675,560
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Pass [Member]
Consumer and Other
Loans receivable	20,037,996	22,114,932
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	156,739	248,997
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Substandard [Member]
Consumer and Other
Loans receivable	410,730	456,385
Consumer and Other Portfolio Segment [Member] | Other [Member]
Consumer and Other
Loans receivable	16,490,737	7,209,682	$ 12,405,582
Consumer and Other Portfolio Segment [Member] | Other [Member] | Pass [Member]
Consumer and Other
Loans receivable	16,465,593	7,012,405
Consumer and Other Portfolio Segment [Member] | Other [Member] | Special Mention [Member]
Consumer and Other
Loans receivable	636	0
Consumer and Other Portfolio Segment [Member] | Other [Member] | Substandard [Member]
Consumer and Other
Loans receivable	$ 24,508	$ 197,277